Employee benefit plans	9 Months Ended
Sep. 30, 2026
Employee benefit plans
Employee benefit plans

9.    Employee benefit plans

Pension liabilities decreased by €67,589 to €507,218 at September 30, 2026 from €574,807 at December 31, 2025. The decrease is mainly attributable to adjustments to discount rates, which resulted in an actuarial gain to be recognized in other comprehensive income (loss). On December 4, 2025, an annuity purchase transaction, commonly known as a “buy-in,” was executed for the main defined benefit pension plan in the U.S. covering the majority of the pension obligations. In September 2026, certain eligible participants were offered a one-time lump-sum total cash payment of €35,309 in anticipation of the final buy-out of the plan which is expected to occur in early 2027. Upon the “buy-out,” the related pension assets and obligations will be transferred from the Company to a third-party insurer. The lump-sum payment resulted in a change in the classification of net pension liabilities for this plan from long-term to short-term as of September 30, 2026.